SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED JULY 21, 2006

TO PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR VISTA

ISSUED BY KBL VARIABLE ACCOUNT A

This supplement describes changes to the certain investment options offered under your Certificate. The names of the following investment options have changed:

Old Name	New Name

Colonial High Yield Fund, Variable Series	Columbia High Yield Fund, Variable Series

Colonial Small Cap Value Fund, Variable Series	Columbia Small Cap Value Fund, Variable Series

Colonial Strategic Income Fund, Variable Series	Columbia Strategic Income Fund, Variable Series

Liberty Asset Allocation Fund, Variable Series	Columbia Asset Allocation Fund, Variable Series

Liberty Growth & Income Fund, Variable Series	Columbia Large Cap Value Fund, Variable Series

Liberty Money Market Fund, Variable Series	Columbia Money Market Fund, Variable Series

Liberty Small Company Growth Fund, Variable Series	Columbia Small Company Growth Fund, Variable Series

Please retain this supplement with your prospectus for future reference.